Cash and Cash Equivalents in Bank Accounts Jurisdictions of Major Financial Institutions (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 58,801	$ 62,731	$ 63,997	$ 70,989
Taiwan
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	55,661	59,195
Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,956	2,809
Malaysia
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	133	100
PRC
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		626
Other Countries
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 51	$ 1